Unaudited Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Revenue		$ 110,057	$ 112,420	$ 194,219	$ 198,050
Cost of sales		(48,869)	(39,786)	(86,969)	(78,294)
Gross profit		61,188	72,634	107,250	119,756
Sales and marketing expenses		(21,497)	(25,665)	(42,167)	(45,822)
Administrative expenses		(24,602)	(28,845)	(46,721)	(53,400)
Finance expenses, net		(6,780)	(18,791)	(5,131)	(4,209)
Other income (expenses), net		29,627	(8,626)	33,585	(3,503)
Income/(Loss) before tax		37,936	(9,293)	46,816	12,822
Income tax expense		(10,981)	2,374	(13,240)	(3,295)
Income/(Loss) for the period		26,955	(6,919)	33,576	9,527
Items that will not be reclassified to profit or loss:
Remeasurement of net defined benefit liability		(83)		(83)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations		2,611	(3,001)	3,039	(767)
Net investment hedge		(2,473)		(2,473)
Other comprehensive income/(loss) for the period		55	(3,001)	483	(767)
Total comprehensive income/(loss) for the period		27,010	(9,920)	34,059	8,760
Total comprehensive income/(loss) for the period attributable to:
Owners of the Company		27,008	(9,929)	34,057	8,750
Non-controlling interests		2	9	2	10
Income/(Loss) for the period attributable to:
Owners of the Company		26,955	(6,919)	33,576	9,527
Non-controlling interests
Earnings per share:
Basic, income/(loss) for the period attributable to ordinary equity holders of the Company (USD) 1 (in Dollars per share)	[1]	$ 0.27	$ (0.07)	$ 0.33	$ 0.09

[1]	The Group reports net earnings per share in accordance with IAS 33 - Earnings Per Share. Basic income/(loss) per share is calculated by dividing the income/(loss) attributable to ordinary equity holders of the Group by the weighted average number of ordinary shares outstanding during the period. No dilutive effect has been identified for the three and six months ended June 30, 2023 and 2022. The weighted average number of ordinary shares used as the denominator in calculating basic earnings per share for the three and six months ended June 30, 2023 and 2022 is 101,106,853 and 101,109,572, respectively.